UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle
February 13, 2009

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total: 631012

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    26097 453550.0000 SH    Sole                        453550.0000
Bank of America Corp           COM              060505104    16762 1190465.0000 SH   Sole                        1190465.0000
Berkshire Hathaway CL B        COM              084670207    41171 12810.0000 SH     Sole                        12810.0000
Boeing Corp                    COM              097023105     6505 152450.0000 SH    Sole                        152450.0000
CHESAPEAKE ENERGY CORP COM     COM              165167107    18751 1159600.0000 SH   Sole                        1159600.0000
CONSOL ENERGY INC COM          COM              20854P109    20340 711690.0000 SH    Sole                        711690.0000
Caterpillar                    COM              149123101    16123 360930.0000 SH    Sole                        360930.0000
Cemex S A Sponsor ADR New Rep  COM              151290889    16724 1829789.4666 SH   Sole                        1829789.4666
Cisco Systems Inc              COM              17275R102    35200 2159507.0000 SH   Sole                        2159507.0000
ConocoPhillips                 COM              20825C104    23416 452046.0000 SH    Sole                        452046.0000
Corning Inc.                   COM              219350105     2852 299227.0000 SH    Sole                        299227.0000
Eaton Corp                     COM              278058102    15550 312815.0000 SH    Sole                        312815.0000
Exxon Mobil Corp.              COM              30231G102      646 8092.0000 SH      Sole                         8092.0000
FIDELITY NATL INFO SVC COM     COM              31620M106     6960 427791.0000 SH    Sole                        427791.0000
General Electric               COM              369604103    24787 1530077.0000 SH   Sole                        1530077.0000
Goodyear Tire & Rubber         COM              382550101     5552 930005.0000 SH    Sole                        930005.0000
HARRIS CORP DEL COM            COM              413875105    22279 585518.0000 SH    Sole                        585518.0000
HOLOGIC INC                    COM              436440101     3960 302995.0000 SH    Sole                        302995.0000
Harley Davidson Inc.           COM              412822108      351 20705.0000 SH     Sole                        20705.0000
Home Depot                     COM              437076102     1456 63245.0000 SH     Sole                        63245.0000
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     2133 540000.0000 SH    Sole                        540000.0000
Intel Corp                     COM              458140100     6464 440935.0000 SH    Sole                        440935.0000
International Business Machine COM              459200101    38419 456498.3785 SH    Sole                        456498.3785
KINETIC CONCEPTS INC           COM              49460W208    16128 840850.0000 SH    Sole                        840850.0000
LENDER PROCESSING SVCS COM     COM              52602E102    10752 365097.0000 SH    Sole                        365097.0000
Legg Mason Inc.                COM              524901105    17592 802940.0000 SH    Sole                        802940.0000
MANITOWOC INC COM              COM              563571108       95 10960.0000 SH     Sole                        10960.0000
MARSHALL EDWARDS INC COM       COM              572322303       53 75607.0000 SH     Sole                        75607.0000
MASTERCARD INC CL A            COM              57636Q104     2403 16815.0000 SH     Sole                        16815.0000
Microsoft Corp                 COM              594918104      316 16260.0000 SH     Sole                        16260.0000
NVR Inc.                       COM              62944T105    13697 30020.0000 SH     Sole                        30020.0000
Novogen LTD                    COM              67010F103      627 251710.0000 SH    Sole                        251710.0000
Oracle Corp                    COM              68389X105    34355 1937655.0000 SH   Sole                        1937655.0000
P C CONNECTION COM             COM              69318J100      307 60000.0000 SH     Sole                        60000.0000
PHILIP MORRIS INTL. INC.       COM              718172109    43006 988412.3650 SH    Sole                        988412.3650
RTI International Metals Inc.  COM              74973W107     5065 353925.0000 SH    Sole                        353925.0000
Rush Enterprises CLA           COM              781846209     2570 299907.0000 SH    Sole                        299907.0000
Rush Enterprises CLB           COM              781846308      263 32157.0000 SH     Sole                        32157.0000
Stanley Furniture Inc New      COM              854305208     5669 717600.0000 SH    Sole                        717600.0000
State Street Boston            COM              857477103    18728 476180.0000 SH    Sole                        476180.0000
Terex Corp Del                 COM              880779103    15887 917270.0000 SH    Sole                        917270.0000
Thor Industries Inc.           COM              885160101     2565 194595.0000 SH    Sole                        194595.0000
Transocean LTD                 COM              H8817H100     7515 159056.0000 SH    Sole                        159056.0000
UnitedHealth Group Inc.        COM              91324P102    42019 1579648.0000 SH   Sole                        1579648.0000
WESCO INTERNATIONAL INC        COM              95082P105    17624 916490.0000 SH    Sole                        916490.0000
Wal-Mart Stores                COM              931142103      432 7712.0000 SH      Sole                         7712.0000
Zimmer Holdings Inc.           COM              98956P102     7993 197760.0000 SH    Sole                        197760.0000
Muhlenkamp Fund                                 962096103      212 5503.2510 SH      Sole                         5503.2510
POWERSHARES QQQ                                 73935A104    12640 425000.0000 SH    Sole                        425000.0000